RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 18,468		¥ 11,548		$ 2,601
Revenue	2,493,386	$ 351,186	3,232,731	¥ 5,303,835
Research and development expenses	222,911	31,396	299,950	311,786
Selling and marketing expenses	401,766	56,588	614,887	751,011
Xiaomi
RELATED PARTY TRANSACTIONS
Purchase from related parties	26,341		30,941	33,767
Related party
RELATED PARTY TRANSACTIONS
Accounts receivable	324,223		360,497		$ 45,667
Other receivables	224		25,021
Amounts due to related parties	18,468		11,548
Revenue	1,317,314	$ 185,540	1,403,354	2,295,569
Selling and marketing expenses	35,146		41,584	106,929
Related party | Xiaomi
RELATED PARTY TRANSACTIONS
Accounts receivable	324,223		360,497
Revenue	1,317,314		1,403,354	2,295,569
Research and development expenses	716		2,791	3,484
Related party | Xiaomi | Sales receivable from related party
RELATED PARTY TRANSACTIONS
Other receivables			24,802
Related party | Xiaomi | Other receivable from related party
RELATED PARTY TRANSACTIONS
Other receivables	218		219
Related party | Xiaomi | Purchase payable to related party
RELATED PARTY TRANSACTIONS
Amounts due to related parties	8,216		7,245
Related party | Xiaomi | Research and development expenses payable to related party
RELATED PARTY TRANSACTIONS
Amounts due to related parties	249		221
Related party | Xiaomi | Selling and marketing expenses payable to related party
RELATED PARTY TRANSACTIONS
Amounts due to related parties	10,003		4,082
Related party | Xiaomi | Commission expenses charged by related party
RELATED PARTY TRANSACTIONS
Selling and marketing expenses	31,389		32,795	82,617
Related party | Xiaomi | Other expenses charged by related party
RELATED PARTY TRANSACTIONS
Selling and marketing expenses	3,757		¥ 8,789	¥ 24,312
Related party | Others | Other receivable from related party
RELATED PARTY TRANSACTIONS
Other receivables	¥ 6